Pension benefits (Tables)	12 Months Ended
Dec. 31, 2015
Compensation and Retirement Disclosure [Abstract]
Effect of Formerly SFAS No. 158 on the Consolidated Balance Sheet	Consolidated balance sheet position

(In US$ millions)	2015	2014
Non-current liabilities	37	82
Deferred tax asset	(8)	(22)
Shareholders equity	29	60

Annual Pension Cost
Annual pension cost

(In US$ millions)	2015	2014	2013
Service cost	12	13	14
Interest cost on prior years’ benefit obligation	4	7	7
Gross pension cost for the year	16	20	21
Expected return on plan assets	(3)	(6)	(4)
Administration charges	1	1	—
Net pension cost for the year	14	15	17
Social security cost	2	2	2
Amortization of actuarial gains/losses	3	2	2
Impact of settlement/curtailment funded status	—	—	(2)
Total net pension cost	19	19	19

Funded Status of the Defined Benefit Plan
The funded status of the defined benefit plan

(In US$ millions)	December 31, 2015	December 31, 2014
Projected benefit obligations at end of period	130	186
Plan assets at market value	(97)	(114)
Accrued pension liability exclusive social security	33	72
Social security related to pension obligations	4	10
Accrued pension liabilities	37	82

Change in Benefit Obligations
Change in benefit obligations

(In US$ millions)	2015	2014
Projected benefit obligations at beginning of period	186	180
Interest cost	4	7
Service cost	12	13
Benefits paid	(2)	(2)
Change in unrecognized actuarial gain	(20)	23
Settlement	(20)	—
Foreign currency translations	(30)	(35)
Projected benefit obligations at end of period	130	186

Change in Pension Plan Assets
Change in pension plan assets

(In US$ millions)	2015	2014
Fair value of plan assets at beginning of year	114	129
Estimated return	3	2
Contribution by employer	12	17
Administration charges	(1)	(1)
Benefits paid	(2)	(2)
Change in unrecognized actuarial loss	—	(9)
Settlement	(11)	—
Foreign currency translations	(18)	(22)
Fair value of plan assets at end of year	97	114

Assumptions Used in Calculation of Pension Obligations
Assumptions used in calculation of pension obligations

(In %)	2015	2014	2013
Rate of compensation increase at the end of year	2.50%	2.75%	3.75%
Discount rate at the end of year	2.70%	2.30%	4.00%
Prescribed pension index factor	1.20%	1.20%	1.40%
Expected return on plan assets for the year	3.30%	3.20%	4.40%
Employee turnover	4.00%	4.00%	4.00%
Expected increases in Social Security Base	2.50%	2.50%	3.50%

Weighted-Average Asset Allocation of Funds Related to Defined Benefit Plan
The weighted-average asset allocation of funds related to the Company’s defined benefit plan at December 31, was as follows:

Pension benefit plan assets

(In %)	2015	2014
Equity securities	6.1%	7.2%
Debt securities	47.5%	51.9%
Real estate	14.7%	14.2%
Money market	25.2%	23.5%
Other	6.5%	3.20%
Total	100.0%	100.0%

Expected Annual Pension Plan Contributions Under Defined Benefit Plans
The table below shows the Company’s expected annual pension plans contributions under defined benefit plans for the years 2016-2025. The expected payments are based on the assumptions used to measure the Company’s obligations at December 31, 2015 and include estimated future employee services.

(In US$ millions)	December 31, 2015
2016	12
2017	12
2018	12
2019	13
2020	13
2021-2025	70
Total payments expected during the next 10 years	132